General - Summary of Detailed Information of Groups Principal Subsidiaries (Detail) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 HKD ($)	Apr. 30, 2022 HKD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CAD ($)
AMTD Risk Solutions Group Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	AMTD Risk Solutions Group Limited (“AMTD RSG”)	AMTD Risk Solutions Group Limited (“AMTD RSG”)
Date of incorporation/ acquisition	Aug. 13, 2004	Aug. 13, 2004
Place of incorporation/ establishment	Hong Kong	Hong Kong
Issued and fully paid/ registered share capital	$ 300,000	$ 300,000
Percentage of shareholdings or voting rights	100.00%	100.00%
Principal activities	Provision of digital solutions services—financial services and non financial services	Provision of digital solutions services—financial services and non financial services
AMTD Digital Media Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	AMTD Digital Media Limited	AMTD Digital Media Limited
Date of incorporation/ acquisition	Aug. 13, 2004	Aug. 13, 2004
Place of incorporation/ establishment	Hong Kong	Hong Kong
Issued and fully paid/ registered share capital	$ 1	$ 1
Percentage of shareholdings or voting rights	100.00%	100.00%
Principal activities	Provision of digital solutions services—non financial services	Provision of digital solutions services—non financial services
AMTD Principal Investment Solutions Group Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	AMTD Principal Investment Solutions Group Limited	AMTD Principal Investment Solutions Group Limited
Date of incorporation/ acquisition	Jul. 27, 2016	Jul. 27, 2016
Place of incorporation/ establishment	BVI	BVI
Issued and fully paid/ registered share capital			$ 1		$ 1
Percentage of shareholdings or voting rights	100.00%	100.00%
Principal activities	Investment holding	Investment holding
AMTD Direct Investment I Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	AMTD Direct Investment I Limited	AMTD Direct Investment I Limited
Date of incorporation/ acquisition	Aug. 29, 2018	Aug. 29, 2018
Place of incorporation/ establishment	BVI	BVI
Issued and fully paid/ registered share capital			1		1
Percentage of shareholdings or voting rights	100.00%	100.00%
Principal activities	Investment holding	Investment holding
AMTD Biomedical Investment Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	AMTD Biomedical Investment Limited	AMTD Biomedical Investment Limited
Date of incorporation/ acquisition	Jul. 28, 2017	Jul. 28, 2017
Place of incorporation/ establishment	BVI	BVI
Issued and fully paid/ registered share capital			1		1
Percentage of shareholdings or voting rights	100.00%	100.00%
Principal activities	Investment holding	Investment holding
PolicyPal Pte. Ltd. (PolicyPal) [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	PolicyPal Pte. Ltd. (“PolicyPal”)	PolicyPal Pte. Ltd. (“PolicyPal”)
Date of incorporation/ acquisition	Aug. 03, 2020	Aug. 03, 2020
Place of incorporation/ establishment	Singapore	Singapore
Issued and fully paid/ registered share capital			70		70
Percentage of shareholdings or voting rights	51.00%	51.00%
Principal activities	Provision of digital solutions services—financial services	Provision of digital solutions services—financial services
AMTD Assets Group [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	AMTD Assets Group	AMTD Assets Group
Date of incorporation/ acquisition	Feb. 06, 2023	Feb. 06, 2023
Place of incorporation/ establishment	Cayman Islands	Cayman Islands
Issued and fully paid/ registered share capital			$ 1		$ 1
Percentage of shareholdings or voting rights	96.10%	0.00%
Principal activities	Investment holding	Investment holding
Fine Cosmos Development Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	Fine Cosmos Development Limited	Fine Cosmos Development Limited
Date of incorporation/ acquisition	Feb. 06, 2023	Feb. 06, 2023
Place of incorporation/ establishment	Hong Kong	Hong Kong
Issued and fully paid/ registered share capital	$ 2	$ 2
Percentage of shareholdings or voting rights	49.00%	0.00%
Principal activities	Hotel operations, hospitality and VIP services	Hotel operations, hospitality and VIP services
RCC Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	RCC Holdings Limited	RCC Holdings Limited
Date of incorporation/ acquisition	Feb. 06, 2023	Feb. 06, 2023
Place of incorporation/ establishment	Canada	Canada
Issued and fully paid/ registered share capital				$ 73,000,100		$ 73,000,100
Percentage of shareholdings or voting rights	51.00%	0.00%
Principal activities	Hotel operations, hospitality and VIP services	Hotel operations, hospitality and VIP services
Hotel Versante Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	Hotel Versante Limited	Hotel Versante Limited
Date of incorporation/ acquisition	Feb. 06, 2023	Feb. 06, 2023
Place of incorporation/ establishment	Canada	Canada
Issued and fully paid/ registered share capital				$ 3,500,100		$ 3,500,100
Percentage of shareholdings or voting rights	51.00%	0.00%
Principal activities	Hotel operations, hospitality and VIP services	Hotel operations, hospitality and VIP services